UNITED
               STATES SECURITIES AND
               EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER
PAGE
Report for the Calendar Year or Quarter Ended:
<PERIOD>March 31, 2004

Check here if Amendment [ ]; Amendment Number:
______
  This Amendment (Check only one.): [ ] is a
                 restatement.
                            [ ] adds new
holdings entries.


Institutional Investment Manager Filing this
Report:
<FILER>Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting

Manager: Name: Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  May 18,

2004

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
28-
__________________

FORM 13F SUMMARY
PAGE

Report Summary:

Number of Other
Included Managers: 0

Form 13F Information
Table Entry Total:
30

Form 13F Information
Table Value Total: 165681
(thousands)
List of Other Included
Managers: NONE





 No.      Form 13F File
Name
        Number
        28-
_______________________
_

                             FORM 13F INFORMATION TABLE




                                                         VALUE        SHARES OR        INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS Cusip        (x$100)                       DSCRETN MANAGERSSOLE          SHARED   NONE
----------------------       --------------------------- --------     ----------


ALLSTATE                     COM               020002101      7742    170305   SH      SOLE                    170305
ANADARKO PETRO               COM               032511107      7411    142901   SH      SOLE                    142901
BAXTER INT'L                 COM               071813109      5143    166500   SH      SOLE                    166500
CHARTER ONE FINL             COM                160903100     6079    171925   SH      SOLE                    171925
COMCAST SPL A                COM               20030N200      4232    151950   SH      SOLE                    151950
CONT'L AIRLS CL B            COM                210795308     3214    256500   SH      SOLE                    256500
COSTCO                       COM               22160K105      7123    189399   SH      SOLE                    189399
DEERE & CO                   COM                244199105     8385    120976   SH      SOLE                    120976
FIFTH THIRD BANC             COM                316773100     6823    123231   SH      SOLE                    123231
GANNETT INC                  COM                364730101     6912    78422    SH      SOLE                     78422
GEN AMER INVS                COM                368802104     2354    77560    SH      SOLE                     77560
HEARTLAND PRTNRS             COM                422357103      388    49700    SH      SOLE                     49700
HOME DEPOT                   COM                437076102     5552    148600   SH      SOLE                    148600
ILLINOIS TOOL WKS            COM                452308109     5237    66099    SH      SOLE                     66099
INDEPENDENCE HLDG            COM                453440307     1158    37000    SH      SOLE                     37000
INTERPUBLIC GRP              COM                460690100     5176    336534   SH      SOLE                    336534
JOHNSON & JOHNSON            COM                478160104     6459    127350   SH      SOLE                    127350
KIMBERLY CLARK               COM                494368103     7892    125074   SH      SOLE                    125074
LAMAR ADVERT                 COM                512815101     5235    129750   SH      SOLE                    129750
MEDIMMUNE                    COM                584699102     3613    156525   SH      SOLE                    156525
MOLEX INC CL A               COM                608554200     6574    252350   SH      SOLE                    252350
NABORS INDUSTRIES            COM               G6359F103      4027    88026    SH      SOLE                     88026
SCHERING PLOUGH              COM                806605101     4715    290699   SH      SOLE                    290699
SMURFIT-STONE                COM                832727101     5998    341192   SH      SOLE                    341192
TEMPLE INLAND                COM                879868107     7421    117157   SH      SOLE                    117157
TIME WARNER                  COM                887317105     7831    464476   SH      SOLE                    464476
TIME WARNER TELECOM          COM                887319101       91    14000    SH      SOLE                     14000
TYCO INT'L                   COM                902124106     8008    279500   SH      SOLE                    279500
WASTE MGMT                   COM               94106L109      7325    242721   SH      SOLE                    242721
WATERS CORP                  COM                941848103     7563    185176   SH      SOLE                    185176